Schedule of investments
Nomura Core Equity Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.42%♣
Communication Services — 11.79%
Alphabet Class A	776,370	$ 243,003,810
AT&T	2,831,243	70,328,076
Live Nation Entertainment †	192,893	27,487,252
Meta Platforms Class A	92,006	60,732,241
Netflix †	402,287	37,718,429
		439,269,808
Consumer Discretionary — 8.42%
Amazon.com †	597,230	137,852,628
AutoZone †	20,576	69,783,504
Booking Holdings	9,287	49,734,950
Home Depot	163,927	56,407,281
		313,778,363
Consumer Staples — 2.18%
Costco Wholesale	93,969	81,033,228
		81,033,228
Financials — 17.90%
Ally Financial	1,171,245	53,045,686
American Express	206,437	76,371,368
Aon Class A	118,516	41,821,926
Blackstone	349,706	53,903,683
Capital One Financial	228,963	55,491,473
CME Group	298,853	81,610,777
JPMorgan Chase & Co.	238,604	76,882,981
KKR & Co.	423,304	53,962,794
Mastercard Class A	131,541	75,094,126
Morgan Stanley	383,139	68,018,667
Progressive	134,855	30,709,180
		666,912,661
Healthcare — 8.31%
Abbott Laboratories	507,056	63,529,046
AbbVie	122,058	27,889,032
Danaher	331,736	75,941,005
Gilead Sciences	389,279	47,780,105
HCA Healthcare	38,021	17,750,484
Thermo Fisher Scientific	81,210	47,057,135
Vertex Pharmaceuticals †	65,237	29,575,846
		309,522,653
Industrials — 12.19%
Airbus ADR	1,463,697	84,777,330
BAE Systems ADR	604,120	56,110,666
Cummins	162,196	82,792,948
Eaton	239,502	76,283,782
Ferguson Enterprises	116,413	25,917,026
Howmet Aerospace	624,201	127,973,689
		453,855,441
Information Technology — 33.27%
Accenture Class A	135,570	36,373,431
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Advanced Micro Devices †	176,260	$ 37,747,842
Apple	681,721	185,332,671
Applied Materials	293,690	75,475,393
Broadcom	284,520	98,472,372
Microsoft	471,460	228,007,485
NVIDIA	1,296,747	241,843,315
Salesforce	231,487	61,323,221
SAP ADR	178,161	43,277,089
Seagate Technology Holdings	222,503	61,275,101
Taiwan Semiconductor Manufacturing ADR	454,399	138,087,312
TE Connectivity	140,182	31,892,807
		1,239,108,039
Materials — 2.09%
Crown Holdings	417,802	43,021,072
Vulcan Materials	122,461	34,928,327
		77,949,399
Utilities — 2.27%
Entergy	413,435	38,213,797
NextEra Energy	578,372	46,431,704
		84,645,501
Total Common Stocks (cost $1,788,537,961)		3,666,075,093

Short-Term Investments — 1.66%
Money Market Mutual Funds — 1.66%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	15,434,752	15,434,752
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	15,434,752	15,434,752
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	15,434,750	15,434,750
NQ- IV001 [1225] 0226 (5191634)    1

Schedule of investments
Nomura Core Equity Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	15,434,753	$ 15,434,753
Total Short-Term Investments (cost $61,739,007)		61,739,007

Total Value of Securities—100.08% (cost $1,850,276,968)		3,727,814,100
Liabilities Net of Receivables and Other Assets—(0.08%)		(2,951,932)
Net Assets Applicable to 205,808,117 Shares Outstanding—100.00%		$3,724,862,168

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV001 [1225] 0226 (5191634)